INCOME STATEMENT DETAILS (Schedule of Significant Changes in Contract Liabilities) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at December 31, 2019		₪ 45
Balance as at December 31, 2020		100	₪ 45
Deferred revenues from Hot mobile [Member]
Statement Line Items [Line Items]
Balance at December 31, 2019	[1]	133	164
Revenue recognized that was included in the contract liability balance at the beginning of the year	[1]	(31)	(31)
Increases due to cash received, excluding amounts recognized as revenues during the year	[1]
Balance as at December 31, 2020	[1]	102	133
Other deferred revenues [Member]
Statement Line Items [Line Items]
Balance at December 31, 2019	[1]	53	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	[1]	(31)	(19)
Increases due to cash received, excluding amounts recognized as revenues during the year	[1]	78	27
Balance as at December 31, 2020	[1]	₪ 100	₪ 53

[1]	Current and non-current deferred revenues.